Nota 17 - Intangible assets. Other intangible assets (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,225	€ 2,402
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,613	1,682
Intangible Assets With Indefinite Useful Life Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	12	12
Intangible Assets With definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 600	€ 708